Income Tax (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
(a) Income tax expense:
Current tax		$ 0	$ 0	$ 0
Adjustment for current tax of prior periods		0	0	0
Deferred tax		0	0	0
(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 27.5% (2018: 27.5%, 2017: 27.5%)		(3,392,903)	(2,273,078)	(2,074,071)
Effect of lower tax rates of tax on overseas income		19,045	12,375	(28,639)
Add tax effect of:
Research and development expenditure (net of tax incentive)		1,688,887	1,187,557	1,079,650
Gain/(loss) on fair value of financial liabilities		0	0	0
Other		145,245	324,249	94,877
Deferred tax asset not recognized		1,539,726	748,896	928,183
Income tax expense attributable to loss before income tax		0	0	0
(c) Potential deferred tax asset as of June 30, 2019, 2018 and 2017 in respect of: tax losses not brought to account is	[1]	35,913,682	34,373,956	33,625,059
Temporary differences		$ (1,119,563)	$ (1,254,136)	$ (2,114,243)

[1]	At 30 June 2019, the Group had a potential tax benefit related to tax losses carried forward of A$130,709,461, out of which A$186,194 was the net losses related to the U.S subsidiary. The remaining balance is attributable to the Group?s operations in Australia.